Revenue (Tables)	12 Months Ended
Mar. 31, 2023
Revenues [Abstract]
Schedule of revenue by segment

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in millions)
China commerce:
China commerce retail (i)
- Customer management	304,543	315,038	290,378
- Direct sales and others (ii)(xi)	182,514	259,830	274,954
	487,057	574,868	565,332
China commerce wholesale (iii)	14,322	16,712	17,399
Total China commerce	501,379	591,580	582,731

International commerce:
International commerce retail (iv)	34,455	42,668	49,873
International commerce wholesale (v)	14,396	18,410	19,331
Total International commerce	48,851	61,078	69,204

Local consumer services (vi)(xi)	35,746	44,616	50,112
Cainiao (vii)	37,258	46,107	55,681
Cloud (viii)	60,558	74,568	77,203
Digital media and entertainment (ix)	31,186	32,272	31,482
Innovation initiatives and others (x)	2,311	2,841	2,274
	717,289	853,062	868,687

5.
Revenue (Continued)
(i)
Revenue from China commerce retail is primarily generated from the Company’s China commerce retail businesses and includes revenue from customer management services and sales of goods.
(ii)
Revenue from direct sales and others under China commerce retail is primarily generated from the Company’s direct sales businesses, comprising mainly Sun Art, Tmall Supermarket, Freshippo and Alibaba Health's direct sales businesses. Revenue of Sun Art included in the consolidated income statement of the Company since the date of acquisition was RMB42.9 billion for the year ended March 31, 2021.
(iii)
Revenue from China commerce wholesale is primarily generated from 1688.com and includes revenue from membership fees and related value-added services and customer management services.
(iv)
Revenue from International commerce retail is primarily generated from Lazada, Trendyol and AliExpress and includes revenue from logistics services, customer management services and sales of goods.
(v)
Revenue from International commerce wholesale is primarily generated from Alibaba.com and includes revenue from membership fees and related value-added services and customer management services.
(vi)
Revenue from Local consumer services primarily represents platform commissions, logistics services revenue from the provision of on-demand delivery services and revenue from other services provided by Ele.me.
(vii)
Revenue from Cainiao represents logistics services revenue from the domestic and international one-stop-shop logistics services and supply chain management solutions provided by Cainiao Network.
(viii)
Revenue from Cloud is primarily generated from the provision of cloud services, which include public cloud services and hybrid cloud services.
(ix)
Revenue from Digital media and entertainment is primarily generated from Youku and other content platforms, as well as the online games business, and includes revenue from membership fees, self-developed online games and customer management services.
(x)
Revenue from Innovation initiatives and others primarily represented other revenue from businesses such as Tmall Genie and other innovation initiatives. Other revenue also includes the annual fee for the SME loan business received from Ant Group and its affiliates and such arrangement was terminated in December 2021 (Note 22).
(xi)
For the year ended March 31, 2023, the Company reclassified the revenue of Instant Supermarket Delivery business, which was previously reported under the China commerce segment, as revenue from Local consumer services segment in order to conform to the way that we manage and monitor segment performance. Figures for the years ended March 31, 2021 and 2022 were reclassified to conform to this presentation.
5.
Revenue (Continued)

Schedule of revenue by type

Revenue by type is as follows:

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in millions)
Customer management services (i)	363,381	379,999	355,144
Membership fees	29,450	35,739	40,078
Logistics services	55,653	71,279	89,214
Cloud services	60,120	74,123	76,648
Sales of goods	180,634	255,171	271,016
Other revenue (ii)	28,051	36,751	36,587
	717,289	853,062	868,687

(i)
Customer management services mainly include P4P marketing, in-feed marketing, display marketing and commission.
(ii)
Other revenue includes revenue from self-developed online games, other value-added services provided through various platforms and businesses and the annual fee for the SME loan business received from Ant Group and its affiliates (Note 22).